Schedule of share capital shares (Details) (Parenthetical) - £ / shares	Jun. 30, 2022	Dec. 31, 2021	Aug. 25, 2020
IfrsStatementLineItems [Line Items]
Par value per share			£ 215.00
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.50	£ 0.50
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.50	£ 0.50